Capital and financial risk management - Market risk - Foreign exchange risk management - Tabular disclosure (Details) - Currency appreciation risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
South African rand
Capital and financial risk management
Operating profit	€ 134	€ 152
Percentage of retranslation for operating profit	13.00%	15.00%
Turkey & Romania
Capital and financial risk management
Operating profit	€ 83	€ 87
Percentage of retranslation for operating profit	39.00%	26.00%
Sterling
Capital and financial risk management
Operating profit	€ (67)	€ (23)
Percentage of retranslation for operating profit	2.00%	3.00%